Segment Information (Schedule Of Reconciliation Of Net Operating Income To Net Income) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Reconciliation of Net Operating Income to net income attributable to Boston Properties Limited Partnership
Development and management services income									$ 29,695	$ 34,060	$ 33,406
Income from unconsolidated joint ventures									75,074	49,078	85,896
Gains on consolidation of joint ventures									385,991	0	0
Interest and other income									8,310	10,091	5,358
Gains (losses) from investments in securities									2,911	1,389	(443)
Gains (losses) from early extinguishments of debt									122	(4,453)	(1,494)
Income from discontinued operations									8,022	9,806	10,876
Gain on sale of real estate from discontinued operations									115,459	38,445	0
Gain on forgiveness of debt from discontinued operations									20,736	0	0
General and administrative expense									115,329	90,129	87,101
Transaction costs									1,744	3,653	1,987
Depreciation and amortization expense									552,589	437,692	421,519
Interest expense									446,880	410,970	391,533
Impairment loss									4,401	0	0
Impairment loss from discontinued operations									2,852	0	0
Noncontrolling interest in property partnerships									1,347	3,792	1,558
Noncontrolling interest-redeemable preferred units									14,103	3,497	3,339
Net income attributable to Boston Properties Limited Partnership	101,264	174,140	505,189	60,923	75,264	66,234	136,561	56,542	841,516	334,601	317,152
Business Intersegment, Eliminations [Member]
Reconciliation of Net Operating Income to net income attributable to Boston Properties Limited Partnership
Net Operating Income									1,334,441	1,145,918	1,090,590
Development and management services income									29,695	34,060	33,406
Income from unconsolidated joint ventures									75,074	49,078	85,896
Gains on consolidation of joint ventures									385,991	0	0
Interest and other income									8,310	10,091	5,358
Gains (losses) from investments in securities									2,911	1,389	(443)
Gains (losses) from early extinguishments of debt									122	(4,453)	(1,494)
Income from discontinued operations									8,022	9,806	10,876
Gain on sale of real estate from discontinued operations									115,459	38,445	0
Gain on forgiveness of debt from discontinued operations									20,736	0	0
General and administrative expense									115,329	90,129	87,101
Transaction costs									1,744	3,653	1,987
Depreciation and amortization expense									552,589	437,692	421,519
Interest expense									446,880	410,970	391,533
Impairment loss									4,401	0	0
Impairment loss from discontinued operations									2,852	0	0
Noncontrolling interest in property partnerships									1,347	3,792	1,558
Noncontrolling interest-redeemable preferred units									14,103	3,497	3,339
Net income attributable to Boston Properties Limited Partnership									$ 841,516	$ 334,601	$ 317,152